LVIP Delaware Bond Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.97%
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 3.80% (LIBOR01M + 2.85%) 11/25/29	2,515,000	$ 1,534,150
Series 2018-C02 2M2 3.15% (LIBOR01M + 2.20%) 8/25/30	3,154,593	2,662,416
Series 2018-C03 1M2 3.10% (LIBOR01M + 2.15%) 10/25/30	5,109,000	4,112,745
Series 2018-C05 1M2 3.30% (LIBOR01M + 2.35%) 1/25/31	3,305,000	2,776,200
Series 2018-R07 1M2 3.35% (LIBOR01M + 2.40%) 4/25/31	3,869,811	3,057,150
Fannie Mae REMICs
Series 2004-W11 1A2 6.50% 5/25/44	79,538	94,031
Series 2013-44 Z 3.00% 5/25/43	1,547,850	1,534,059
Series 2016-61 ML 3.00% 9/25/46	1,883,933	2,063,148
Series 2017-16 UW 3.00% 7/25/45	819,494	902,299
Series 2017-40 GZ 3.50% 5/25/47	2,694,756	3,026,752
Series 2017-67 BZ 3.00% 9/25/47	962,706	1,046,488
Series 2017-77 HZ 3.50% 10/25/47	3,257,540	3,633,539
Series 2017-94 CZ 3.50% 11/25/47	2,038,774	2,285,138
Series T-58 2A 6.50% 9/25/43	296,321	342,848
Freddie Mac REMICs
•Series 3800 AF 1.20% (LIBOR01M + 0.50%) 2/15/41	184,040	183,087
Series 4629 KB 3.00% 11/15/46	1,273,000	1,386,392
Series 4676 KZ 2.50% 7/15/45	2,386,666	2,487,570
Series 4738 TW 3.00% 11/15/46	859,000	908,509
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.80% (LIBOR01M + 2.85%) 4/25/28	827,115	766,060
Series 2016-DNA4 M2 2.25% (LIBOR01M + 1.30%) 3/25/29	450,710	443,950
Series 2017-DNA1 M2 4.20% (LIBOR01M + 3.25%) 7/25/29	3,500,000	2,967,009
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2017-DNA3 M2 3.45% (LIBOR01M + 2.50%) 3/25/30	1,985,000	$ 1,611,040
Series 2018-HQA1 M2 3.25% (LIBOR01M + 2.30%) 9/25/30	5,049,851	3,787,388
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,209,916
Series 2017-107 QZ 3.00% 8/20/45	1,489,371	1,598,925
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,841,652
Series 2017-163 ZK 3.50% 11/20/47	933,070	1,018,733
Series 2017-180 QB 2.50% 12/20/47	5,574,000	5,897,216
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,348,254
Series 2017-56 JZ 3.00% 4/20/47	3,202,566	3,505,422
Series 2018-34 TY 3.50% 3/20/48	1,221,000	1,328,260
Total Agency Collateralized Mortgage Obligations (Cost $62,990,984)		61,360,346
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.86%
Freddie Mac REMICs Series K058 A2 2.65% 8/25/26	8,100,000	8,672,800
•FREMF Mortgage Trust
Series 2010-K7 B 5.63% 4/25/20	1,551,507	1,547,284
Series 2011-K15 B 4.96% 8/25/44	7,798,000	7,779,064
Series 2012-K18 B 4.25% 1/25/45	4,500,000	4,440,769
Series 2012-K22 B 3.69% 8/25/45	7,781,000	7,705,913
Series 2013-K25 C 3.62% 11/25/45	4,000,000	3,894,969
Series 2013-K713 B 3.49% 4/25/46	343,342	342,527
Series 2013-K713 C 3.49% 4/25/46	6,215,000	6,200,023
Series 2014-K717 B 3.63% 11/25/47	2,840,000	2,820,303
Series 2014-K717 C 3.63% 11/25/47	1,000,000	995,222
Series 2015-K721 C 3.57% 11/25/47	3,300,000	3,217,038
Series 2016-K53 B 4.02% 3/25/49	1,950,000	1,900,376
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2016-K722 B 3.84% 7/25/49	2,431,000	$ 2,404,843
Series 2017-K71 B 3.75% 11/25/50	2,990,000	2,569,857
Total Agency Commercial Mortgage-Backed Securities (Cost $55,234,324)		54,490,988
AGENCY MORTGAGE-BACKED SECURITIES–26.69%
Fannie Mae
3.00% 10/1/47	340,807	353,522
3.00% 2/1/50	7,697,262	7,989,765
3.00% 2/1/57	99,929	106,219
Fannie Mae S.F. 20 yr
3.00% 12/1/37	29,419,212	31,127,923
3.00% 1/1/38	51,368,079	54,276,015
Fannie Mae S.F. 30 yr
3.00% 6/1/45	945,546	1,001,486
3.00% 8/1/46	3,092,953	3,266,370
3.00% 11/1/46	1,148,303	1,215,793
3.00% 4/1/47	53,119	56,057
3.00% 2/1/48	44,316,988	46,812,760
3.00% 3/1/48	39,855,588	42,022,045
3.00% 4/1/48	5,475,253	5,741,892
3.00% 11/1/48	9,546,645	10,067,628
3.00% 12/1/49	39,336,425	41,394,489
3.00% 1/1/50	63,733,885	66,791,984
3.50% 12/1/47	9,036,695	9,551,353
3.50% 1/1/48	13,033,482	13,805,256
3.50% 2/1/48	39,079,067	41,743,659
3.50% 7/1/48	50,226,276	53,059,556
3.50% 11/1/48	31,946,634	33,818,497
3.50% 1/1/50	58,341,539	61,686,848
3.50% 2/1/50	50,785,616	53,668,673
3.50% 3/1/50	11,836,650	12,621,461
4.00% 10/1/48	27,716,756	30,151,089
4.00% 1/1/50	10,809,856	11,875,297
4.50% 6/1/40	2,296,251	2,513,228
4.50% 7/1/40	2,070,400	2,284,364
4.50% 11/1/40	43,482	47,639
4.50% 1/1/41	17,521	19,201
4.50% 2/1/41	6,727,980	7,372,394
4.50% 8/1/41	5,042,580	5,588,731
4.50% 2/1/44	29,003,104	31,776,478
4.50% 4/1/44	1,113,780	1,234,186
4.50% 8/1/44	347	380
4.50% 2/1/46	77,447,513	84,830,189
4.50% 5/1/46	11,299,174	12,371,091
4.50% 4/1/48	49,936,231	54,675,656
4.50% 12/1/48	31,164,724	33,519,697
4.50% 1/1/49	45,734,748	49,819,541
4.50% 2/1/49	8,648,557	9,463,445
4.50% 5/1/49	839,669	904,175
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/49	12,077,670	$ 12,993,250
4.50% 11/1/49	29,354,452	31,563,385
4.50% 1/1/50	14,072,884	15,204,798
5.00% 1/1/40	2,995,005	3,359,160
5.00% 6/1/44	7,977,071	8,948,925
5.00% 7/1/47	28,043,891	31,111,736
5.50% 5/1/44	94,831,925	107,417,277
6.00% 6/1/41	10,836,639	12,472,800
6.00% 7/1/41	58,038,269	66,786,067
6.00% 1/1/42	8,488,316	9,763,617
Freddie Mac S.F. 30 yr
3.00% 8/1/48	10,812,150	11,397,296
3.00% 12/1/49	9,074,968	9,519,085
3.00% 1/1/50	8,960,188	9,420,699
3.50% 2/1/47	27,958,652	30,012,773
3.50% 11/1/48	46,705,379	50,104,967
3.50% 10/1/49	25,514,524	26,950,403
4.00% 10/1/47	31,736,096	34,176,083
4.50% 3/1/42	3,605,251	3,947,846
4.50% 7/1/45	32,843,125	35,982,521
4.50% 12/1/45	1,869,851	2,048,156
4.50% 12/1/48	66,611,059	71,925,430
4.50% 3/1/49	11,128,495	12,050,659
4.50% 4/1/49	21,391,600	23,104,857
4.50% 8/1/49	21,798,200	23,870,176
5.00% 12/1/44	29,189,209	32,357,479
5.00% 7/1/45	8,884,759	9,854,007
5.00% 10/1/48	14,663,038	15,840,573
5.50% 6/1/41	8,633,070	9,787,115
5.50% 9/1/41	20,144,985	22,840,925
6.00% 5/1/39	220,826	255,234
•Freddie Mac Stacr Remic Trust REMIC 3.91% (LIBOR01M + 3.10%) 3/25/50	4,000,000	2,575,000
•Freddie Mac STACR Remic Trust REMIC 2.80% (LIBOR01M + 1.85%) 2/25/50	3,300,000	2,095,500
•Freddie Mac Stacr Remic Trust 2019-Hqa4 REMIC 3.00% (LIBOR01M + 2.05%) 11/25/49	4,900,000	3,515,750
•Freddie Mac Structured Agency Credit Risk Debt Notes 2.00% (LIBOR01M + 1.05%) 12/25/29	3,000,000	2,595,507
GNMA I S.F. 30 yr 3.00% 3/15/50	8,414,223	8,972,320
GNMA II S.F. 30 yr 5.50% 5/20/37	656,618	743,386
Total Agency Mortgage-Backed Securities (Cost $1,643,019,367)		1,686,190,794

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–32.12%
Aerospace & Defense–0.35%
L3Harris Technologies
2.90% 12/15/29	12,207,000	$ 11,534,013
3.85% 6/15/23	3,686,000	3,834,614
United Technologies
3.65% 8/16/23	781,000	821,163
4.13% 11/16/28	5,125,000	5,657,508
		21,847,298
Airlines–0.09%
♦United Airlines Pass Through Trust
3.75% 9/3/26	4,117,668	4,147,853
4.00% 10/11/27	1,738,552	1,718,936
		5,866,789
Auto Manufacturers–0.62%
Ford Motor Credit
3.09% 1/9/23	6,075,000	5,467,500
3.34% 3/18/21	9,146,000	8,734,430
•5.01% (LIBOR03M + 3.14%) 1/7/22	7,925,000	6,418,198
General Motors 5.00% 10/1/28	4,050,000	3,551,140
General Motors Financial
4.35% 4/9/25	11,225,000	10,056,352
5.25% 3/1/26	5,932,000	5,235,876
		39,463,496
Banks–6.86%
μBanco Santander Mexico 5.95% 10/1/28	4,999,000	4,613,652
Bancolombia 3.00% 1/29/25	7,000,000	6,272,070
μBangkok Bank PCL 3.73% 9/25/34	13,260,000	11,737,503
Bank of America
μ2.50% 2/13/31	10,325,000	9,906,002
μ3.46% 3/15/25	25,905,000	26,717,475
μ4.08% 3/20/51	5,525,000	6,271,830
5.63% 7/1/20	1,005,000	1,011,307
BBVA Bancomer 6.75% 9/30/22	15,252,000	15,137,610
BBVA USA
2.88% 6/29/22	8,645,000	8,426,918
3.88% 4/10/25	6,913,000	6,544,582
μCredit Suisse Group
2.59% 9/11/25	10,630,000	10,100,581
3.87% 1/12/29	3,985,000	4,033,799
4.19% 4/1/31	8,155,000	8,353,863
6.25% 12/29/49	21,792,000	20,075,880
7.25% 9/12/25	4,160,000	3,775,200
Fifth Third Bancorp
3.65% 1/25/24	2,105,000	2,188,982
3.95% 3/14/28	8,665,000	9,112,768
Fifth Third Bank 3.85% 3/15/26	7,076,000	7,456,836
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group
2.60% 2/7/30	5,000,000	$ 4,697,795
3.50% 4/1/25	2,525,000	2,560,455
6.00% 6/15/20	16,499,000	16,598,324
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,338,917
μJPMorgan Chase & Co.
4.02% 12/5/24	22,130,000	23,446,299
4.60% 12/31/99	6,300,000	5,513,760
5.00% 12/31/99	8,275,000	7,757,812
KeyBank 3.40% 5/20/26	13,714,000	14,288,904
Morgan Stanley
•2.95% (LIBOR03M + 1.22%) 5/8/24	2,975,000	2,852,258
μ3.62% 4/1/31	4,435,000	4,615,677
5.00% 11/24/25	13,211,000	14,603,341
PNC Bank
2.70% 11/1/22	4,720,000	4,779,544
4.05% 7/26/28	7,075,000	7,679,795
PNC Financial Services Group 2.60% 7/23/26	15,190,000	15,341,928
μRoyal Bank of Scotland Group 8.63% 12/29/49	12,905,000	12,582,375
Santander UK 5.00% 11/7/23	1,461,000	1,472,016
Truist Bank
2.25% 3/11/30	6,650,000	6,097,372
2.45% 8/1/22	3,945,000	3,953,091
μ2.64% 9/17/29	21,981,000	21,056,599
3.00% 2/2/23	3,790,000	3,889,951
3.30% 5/15/26	7,220,000	7,406,951
Truist Financial
2.70% 1/27/22	1,645,000	1,653,983
2.90% 3/3/21	2,936,000	2,942,652
U.S. Bancorp 3.95% 11/17/25	6,220,000	6,751,654
UBS 7.63% 8/17/22	12,000,000	12,360,000
UBS Group Funding Switzerland
4.13% 9/24/25	6,980,000	7,251,702
μ6.88% 3/22/21	9,315,000	9,082,125
μ7.13% 8/10/21	2,125,000	2,071,875
US Bancorp
3.00% 7/30/29	6,180,000	6,163,682
3.38% 2/5/24	10,550,000	11,203,987
3.60% 9/11/24	11,522,000	11,828,870
US Bank 3.40% 7/24/23	4,810,000	5,059,535
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	7,109,000	5,296,205
•USB Realty 2.98% (LIBOR03M + 1.15%) 1/15/22	615,000	461,250
		433,397,542
Beverages–0.73%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	13,530,000	14,209,889

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide (continued)
4.15% 1/23/25	13,755,000	$ 14,837,234
Constellation Brands 3.15% 8/1/29	18,040,000	16,819,478
		45,866,601
Biotechnology–0.46%
Amgen
2.20% 2/21/27	2,790,000	2,775,655
2.45% 2/21/30	8,375,000	8,309,914
Gilead Sciences 4.15% 3/1/47	14,735,000	18,011,209
		29,096,778
Building Materials–0.15%
Carrier Global
2.24% 2/15/25	3,375,000	3,295,927
2.49% 2/15/27	3,895,000	3,718,427
2.72% 2/15/30	2,433,000	2,238,585
		9,252,939
Chemicals–0.21%
Methanex 5.25% 12/15/29	3,780,000	2,833,119
OCP
4.50% 10/22/25	2,150,000	2,029,204
6.88% 4/25/44	2,307,000	2,497,328
Syngenta Finance
3.93% 4/23/21	3,495,000	3,293,440
4.44% 4/24/23	2,435,000	2,293,693
		12,946,784
Commercial Services–0.44%
Global Payments
2.65% 2/15/25	15,365,000	15,230,048
3.20% 8/15/29	9,185,000	8,973,111
United Rentals North America 5.50% 5/15/27	3,900,000	3,801,915
		28,005,074
Computers–0.26%
International Business Machines 3.00% 5/15/24	15,895,000	16,620,412
		16,620,412
Diversified Financial Services–0.94%
AerCap Ireland Capital 3.65% 7/21/27	6,003,000	4,652,275
Air Lease 3.00% 2/1/30	9,220,000	6,666,132
GTP Acquisition Partners I 2.35% 6/15/45	3,071,000	3,091,162
International Lease Finance 8.63% 1/15/22	10,490,000	10,174,645
Jefferies Group
4.15% 1/23/30	2,335,000	2,235,490
6.45% 6/8/27	1,766,000	1,804,943
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group (continued)
6.50% 1/20/43	5,130,000	$ 4,255,996
Mastercard
3.30% 3/26/27	2,695,000	2,928,535
3.85% 3/26/50	1,940,000	2,367,934
Nuveen Finance 4.13% 11/1/24	22,109,000	21,115,649
		59,292,761
Electric–4.72%
AEP Texas
2.40% 10/1/22	200,000	201,327
3.45% 1/15/50	1,805,000	1,610,143
4.15% 5/1/49	1,530,000	1,585,192
American Transmission Systems 5.25% 1/15/22	7,401,000	7,871,502
Atlantic City Electric 4.00% 10/15/28	1,695,000	1,820,035
Avangrid 3.15% 12/1/24	960,000	954,942
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,040,576
CenterPoint Energy
2.95% 3/1/30	9,600,000	9,082,239
3.85% 2/1/24	4,105,000	4,164,164
4.25% 11/1/28	13,353,000	13,695,970
Cleveland Electric Illuminating 5.50% 8/15/24	3,017,000	3,513,544
ComEd Financing III 6.35% 3/15/33	3,999,000	4,626,843
Duke Energy
3.75% 4/15/24	2,272,000	2,354,364
μ4.88% 12/31/99	8,035,000	6,749,400
Duke Energy Indiana
2.75% 4/1/50	11,495,000	10,583,317
3.25% 10/1/49	4,095,000	4,138,449
μEmera 6.75% 6/15/76	3,783,000	3,499,275
Entergy 4.00% 7/15/22	150,000	153,905
Entergy Arkansas 4.20% 4/1/49	10,450,000	11,865,799
Entergy Louisiana 4.00% 3/15/33	435,000	482,597
Entergy Mississippi 3.85% 6/1/49	2,720,000	2,774,099
Entergy Texas 3.55% 9/30/49	3,560,000	3,610,423
Evergy 4.85% 6/1/21	1,340,000	1,354,133
Evergy Metro 3.65% 8/15/25	10,103,000	10,509,664
Exelon
3.50% 6/1/22	4,355,000	4,215,684
3.95% 6/15/25	6,430,000	6,459,390
FirstEnergy Transmission 4.55% 4/1/49	1,755,000	1,754,060
Infraestructura Energetica Nova SAB de CV 3.75% 1/14/28	7,096,000	6,173,520

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Interstate Power & Light
3.40% 8/15/25	4,311,000	$ 4,571,168
4.10% 9/26/28	12,550,000	14,057,925
IPALCO Enterprises 3.45% 7/15/20	8,898,000	8,896,685
LG&E & KU Energy 4.38% 10/1/21	7,850,000	7,892,182
Louisville Gas & Electric 4.25% 4/1/49	2,505,000	2,849,858
MidAmerican Energy 3.15% 4/15/50	4,575,000	4,638,626
National Rural Utilities Cooperative Finance
2.85% 1/27/25	4,774,000	4,808,759
μ4.75% 4/30/43	3,667,000	3,651,305
μ5.25% 4/20/46	925,000	878,414
Nevada Power 3.13% 8/1/50	7,319,000	6,761,157
New York State Electric & Gas 3.25% 12/1/26	8,185,000	8,593,004
NextEra Energy Capital Holdings
2.90% 4/1/22	13,320,000	13,443,420
3.15% 4/1/24	6,355,000	6,503,513
NV Energy 6.25% 11/15/20	4,762,000	4,899,315
Pennsylvania Electic 5.20% 4/1/20	20,000	20,000
Perusahaan Listrik Negara 4.13% 5/15/27	3,175,000	3,059,478
Southern California Edison
3.65% 2/1/50	6,500,000	6,259,020
4.00% 4/1/47	3,505,000	3,648,310
4.88% 3/1/49	11,850,000	13,692,877
Southwestern Electric Power 4.10% 9/15/28	17,845,000	19,140,454
Trans-Allegheny Interstate Line 3.85% 6/1/25	1,000	1,061
Xcel Energy
2.60% 12/1/29	10,005,000	9,449,606
3.40% 6/1/30	3,595,000	3,643,964
3.50% 12/1/49	14,475,000	12,755,065
		297,959,722
Electronics–0.48%
Roper Technologies
2.35% 9/15/24	3,610,000	3,509,723
2.95% 9/15/29	27,195,000	27,022,095
		30,531,818
Environmental Control–0.43%
Waste Management
2.95% 6/15/24	6,310,000	6,416,030
3.45% 6/15/29	18,026,000	19,290,001
4.15% 7/15/49	1,499,000	1,723,836
		27,429,867
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.31%
Georgia-Pacific 8.00% 1/15/24	16,242,000	$ 19,694,673
		19,694,673
Gas–0.49%
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	15,744,912
NiSource
2.95% 9/1/29	10,693,000	10,157,147
μ5.65% 6/15/23	5,305,000	4,721,450
		30,623,509
Health Care Products–0.45%
Alcon Finance 3.00% 9/23/29	22,203,000	22,106,079
Zimmer Biomet Holdings 3.05% 1/15/26	6,332,000	6,222,826
		28,328,905
Health Care Services–0.07%
HCA 5.88% 2/15/26	4,000,000	4,165,600
		4,165,600
Holding Companies-Diversified–0.05%
CK Hutchison International 17 2.88% 4/5/22	3,090,000	3,090,032
		3,090,032
Insurance–0.65%
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,794,979
Marsh & McLennan 4.38% 3/15/29	12,900,000	14,329,732
MetLife 9.25% 4/8/38	6,723,000	8,403,750
Prudential Financial
3.70% 3/13/51	8,920,000	8,358,889
μ5.38% 5/15/45	4,665,000	4,453,675
		41,341,025
Iron & Steel–0.06%
ArcelorMittal 6.13% 6/1/25	3,500,000	3,465,271
		3,465,271
Lodging–0.03%
MGM Resorts International 4.63% 9/1/26	2,534,000	2,154,660
		2,154,660
Machinery Diversified–0.36%
Otis Worldwide
2.06% 4/5/25	4,385,000	4,286,420
2.57% 2/15/30	12,090,000	11,709,560
3.11% 2/15/40	4,490,000	4,256,092
3.36% 2/15/50	2,710,000	2,635,240
		22,887,312

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–2.35%
CCO Holdings 5.13% 5/1/27	3,750,000	$ 3,774,262
Charter Communications Operating
4.46% 7/23/22	10,585,000	10,933,287
4.80% 3/1/50	5,165,000	5,381,563
4.91% 7/23/25	1,815,000	1,955,264
5.05% 3/30/29	10,455,000	11,349,482
Comcast
3.20% 7/15/36	4,260,000	4,497,252
3.70% 4/15/24	17,910,000	19,222,931
Discovery Communications
4.13% 5/15/29	25,670,000	24,878,882
5.20% 9/20/47	9,415,000	9,622,802
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,734,832
Time Warner Cable
6.75% 6/15/39	6,015,000	6,817,597
7.30% 7/1/38	14,595,000	17,927,985
Time Warner Entertainment 8.38% 3/15/23	7,690,000	8,442,864
ViacomCBS
4.38% 3/15/43	15,825,000	14,040,187
4.95% 1/15/31	4,105,000	4,063,450
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	2,030,000
		148,672,640
Mining–0.84%
μBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	17,595,606
FMG Resources August 2016 5.13% 5/15/24	3,750,000	3,693,750
Freeport-McMoRan 4.55% 11/14/24	4,000,000	3,777,400
Minera Mexico 4.50% 1/26/50	6,725,000	5,649,000
Newmont 2.25% 10/1/30	3,715,000	3,421,183
Newmont Goldcorp 2.80% 10/1/29	19,540,000	18,617,848
		52,754,787
Oil & Gas–0.91%
Gazprom PJSC via Gaz Finance 3.25% 2/25/30	6,895,000	6,343,400
Marathon Oil 4.40% 7/15/27	13,725,000	9,163,294
Murphy Oil 5.88% 12/1/27	3,126,000	1,634,273
Noble Energy
3.25% 10/15/29	4,170,000	2,438,368
3.90% 11/15/24	7,680,000	6,335,421
4.20% 10/15/49	3,465,000	1,870,238
4.95% 8/15/47	7,965,000	4,822,097
Occidental Petroleum 2.90% 8/15/24	12,145,000	6,619,025
Petrobras Global Finance 5.09% 1/15/30	6,342,000	5,787,075
Petroleos Mexicanos 6.75% 9/21/47	10,000,000	6,393,900
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Saudi Arabian Oil
2.88% 4/16/24	2,825,000	$ 2,744,265
4.25% 4/16/39	3,315,000	3,285,609
		57,436,965
Oil & Gas Services–0.17%
Schlumberger Holdings 4.30% 5/1/29	11,265,000	10,947,760
		10,947,760
Pharmaceuticals–1.86%
AbbVie
2.95% 11/21/26	6,610,000	6,734,647
4.05% 11/21/39	21,570,000	22,620,928
Bristol-Myers Squibb 2.90% 7/26/24	16,110,000	17,073,129
Cigna
2.40% 3/15/30	3,625,000	3,428,997
•2.72% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,388,636
3.20% 3/15/40	3,440,000	3,150,557
4.13% 11/15/25	16,237,000	17,386,010
CVS Health
3.75% 4/1/30	4,145,000	4,288,786
4.30% 3/25/28	10,947,000	11,625,754
4.78% 3/25/38	14,703,000	16,147,729
Takeda Pharmaceutical 4.40% 11/26/23	10,240,000	10,777,437
		117,622,610
Pipelines–1.85%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	3,135,000	3,122,460
Cheniere Corpus Christi Holdings 7.00% 6/30/24	7,625,000	6,692,366
Energy Transfer Operating
5.25% 4/15/29	9,695,000	8,209,593
6.25% 4/15/49	14,545,000	12,309,582
Enterprise Products Operating
3.70% 1/31/51	2,195,000	1,958,757
4.20% 1/31/50	16,177,000	15,147,391
MPLX
4.00% 3/15/28	2,835,000	2,519,543
4.13% 3/1/27	10,115,000	8,625,837
5.50% 2/15/49	15,940,000	13,457,309
ONEOK 7.50% 9/1/23	8,950,000	8,908,829
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	8,042,054
5.75% 5/15/24	13,266,000	12,450,694
Tennessee Gas Pipeline 2.90% 3/1/30	14,367,000	12,150,234
μTranscanada Trust 5.50% 9/15/79	4,430,000	3,388,950
		116,983,599

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.74%
Corporate Office Properties
3.60% 5/15/23	4,342,000	$ 4,251,386
5.25% 2/15/24	4,857,000	5,087,691
Crown Castle International
3.80% 2/15/28	1,695,000	1,697,878
4.30% 2/15/29	13,740,000	14,247,620
5.25% 1/15/23	5,796,000	6,147,018
CubeSmart 3.00% 2/15/30	16,670,000	15,538,584
		46,970,177
Retail–0.59%
Home Depot
2.70% 4/15/30	3,980,000	4,056,159
3.35% 4/15/50	3,500,000	3,805,753
Lowe's
4.05% 5/3/47	2,250,000	2,230,625
4.55% 4/5/49	17,204,000	19,038,393
TJX Companies
3.88% 4/15/30	5,005,000	5,178,916
4.50% 4/15/50	2,655,000	2,845,571
		37,155,417
Semiconductors–1.19%
Broadcom 3.13% 4/15/21	20,655,000	20,401,831
Microchip Technology
3.92% 6/1/21	14,430,000	14,058,539
4.33% 6/1/23	7,095,000	7,072,768
NXP
4.13% 6/1/21	11,870,000	11,975,092
4.30% 6/18/29	2,790,000	2,856,478
4.88% 3/1/24	17,490,000	18,673,731
		75,038,439
Software–0.17%
CDK Global 5.00% 10/15/24	3,983,000	3,982,641
Oracle 2.95% 4/1/30	6,815,000	6,855,905
		10,838,546
Telecommunications–1.89%
AT&T
4.35% 3/1/29	6,440,000	6,924,471
4.50% 3/9/48	15,305,000	16,609,897
4.90% 8/15/37	8,885,000	9,971,708
Sprint Spectrum 4.74% 9/20/29	4,700,000	4,794,000
Verizon Communications
3.15% 3/22/30	2,760,000	2,968,038
4.00% 3/22/50	1,965,000	2,332,075
4.50% 8/10/33	30,790,000	37,063,959
4.52% 9/15/48	8,005,000	10,104,957
Vodafone Group
4.25% 9/17/50	3,475,000	3,538,836
4.88% 6/19/49	22,435,000	24,784,869
		119,092,810
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.35%
FedEx 4.05% 2/15/48	24,865,000	$ 21,884,045
		21,884,045
Total Corporate Bonds (Cost $2,088,804,561)		2,028,726,663
MUNICIPAL BONDS–1.80%
California Health Facilities Financing Authority (Kaiser Credit Group) 5.00% 11/1/47	12,230,000	19,156,216
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	1,260,000	2,044,602
East Bay Municipal Utility District Water System Revenue 5.00% 6/1/49	9,855,000	12,009,303
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	10,702,349
Massachusetts 5.00% 5/1/46	6,830,000	8,415,789
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,254,886
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00% 5/1/36	24,450,000	30,452,231
Series A-3 4.00% 5/1/42	6,890,000	7,804,165
New York State Dormitory Authority (State of New York Personal Income Tax Revenue) 5.00% 3/15/43	9,420,000	11,576,238
Oregon State Taxable Pension 5.89% 6/1/27	1,485,000	1,743,598
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,662,996
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	5,795,232
Total Municipal Bonds (Cost $108,064,998)		113,617,605
NON-AGENCY ASSET-BACKED SECURITIES–5.26%
American Express Credit Account Master Trust
•Series 2018-5 A 1.04% (LIBOR01M + 0.34%) 12/15/25	2,953,000	2,807,662
Series 2018-6 A 3.06% 2/15/24	7,565,000	7,704,635

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust (continued)
Series 2019-2 A 2.67% 11/15/24	2,500,000	$ 2,569,213
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,729,048
•Apex Credit CLO
Series 2017-1A A1 3.27% (LIBOR03M + 1.47%) 4/24/29	14,345,000	13,667,084
Series 2018-1A A2 2.82% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,409,711
BA Credit Card Trust Series 2018-A3 A3 3.10% 12/15/23	940,000	958,194
•Barclays Dryrock Issuance Trust Series 2017-1 A 1.03% (LIBOR01M + 0.33%) 3/15/23	1,382,000	1,379,553
•Black Diamond CLO Series 2017-2A A2 3.13% (LIBOR03M + 1.30%) 1/20/32	3,000,000	2,845,467
•Catamaran CLO Series 2014-1A A1BR 3.19% (LIBOR03M + 1.39%) 4/22/30	11,150,000	10,386,727
•Chase Issuance Trust Series 2018-A1 A1 0.90% (LIBOR01M + 0.20%) 4/17/23	2,150,000	2,132,155
•Chesapeake Funding II Series 2017-3A A2 1.04% (LIBOR01M + 0.34%) 8/15/29	4,545,879	4,507,557
•Citibank Credit Card Issuance Trust
Series 2016-A3 A3 1.50% (LIBOR01M + 0.49%) 12/7/23	10,000,000	9,961,694
Series 2017-A7 A7 1.38% (LIBOR01M + 0.37%) 8/8/24	9,575,000	9,439,037
φCiticorp Residential Mortgage Trust Series 2006-3 A5 5.20% 11/25/36	4,394,710	4,199,483
CNH Equipment Trust
Series 2017-A A3 2.07% 5/16/22	4,145,220	4,124,343
Series 2019-B A2 2.55% 9/15/22	9,418,180	9,427,182
•Crestline Denali CLO XV Series 2017-1A A 3.12% (LIBOR03M + 1.30%) 4/20/30	12,000,000	11,441,676
•CVP CLO Series 2017-2A A 3.01% (LIBOR03M + 1.19%) 1/20/31	6,300,000	5,944,025
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust
Series 2019-B A2A 2.28% 2/15/22	2,401,699	$ 2,402,824
Series 2020-A A2 1.80% 7/15/22	8,110,000	8,054,821
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	8,500,000	9,313,580
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A1 2.07% 5/15/22	9,150,000	9,139,409
•Series 2018-1 A2 0.98% (LIBOR01M + 0.28%) 5/15/23	5,525,000	5,373,563
•Golub Capital Partners CLO Series 2017-19RA A1A 3.09% (LIBOR03M + 1.30%) 7/26/29	10,000,000	9,541,180
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,708,750	2,410,679
HOA Funding Series 2014-1A A2 4.85% 8/20/44	3,373,100	3,217,162
Hyundai Auto Lease Securitization Trust Series 2020-A A2 1.90% 5/16/22	9,700,000	9,700,332
John Deere Owner Trust Series 2019-B A2 2.28% 5/16/22	1,987,808	1,990,594
•Mariner ClO 5 Series 2018-5A A 2.90% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,751,380
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	1,570,000	1,558,742
Series 2020-A A2 1.82% 3/15/22	3,000,000	3,002,685
•Mercedes-Benz Master Series 2019-AA A 1.05% (LIBOR01M + 0.35%) 5/15/23	14,415,000	14,117,402
•Mercedes-Benz Master Owner Trust
Series 2017-BA A 1.12% (LIBOR01M + 0.42%) 5/16/22	4,285,000	4,284,483
Series 2018-BA A 1.04% (LIBOR01M + 0.34%) 5/15/23	2,900,000	2,892,188
•Midocean Credit CLO IX Series 2018-9A A1 2.97% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,476,127
•Midocean Credit ClO VIII Series 2018-8A A1 2.84% (LIBOR03M + 1.15%) 2/20/31	4,000,000	3,723,904

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 1.58% (LIBOR01M + 0.63%) 9/25/23	2,900,000	$ 2,805,341
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	1,976,845	1,959,380
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	5,500,000	5,511,215
•Nissan Master Owner Trust Receivables
Series 2017-C A 1.02% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,686,348
Series 2019-B A 1.13% (LIBOR01M + 0.43%) 11/15/23	4,500,000	4,277,768
•Penarth Master Issuer Series 2018-2A A1 1.06% (LIBOR01M + 0.45%) 9/18/22	9,835,000	9,729,736
•PFS Financing Series 2018-E A 1.15% (LIBOR01M + 0.45%) 10/17/22	14,020,000	13,493,142
•Steele Creek CLO Series 2017-1A A 3.08% (LIBOR03M + 1.25%) 1/15/30	5,500,000	5,132,220
Tesla Auto Lease Trust Series 2019-A A2 2.13% 4/20/22	3,750,000	3,755,579
•TICP CLO IX Series 2017-9A A 2.96% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,025,757
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	1,371,673	1,360,416
Series 2015-6 A1B 2.75% 4/25/55	1,725,490	1,712,531
Series 2016-1 A1B 2.75% 2/25/55	1,062,508	1,058,212
Series 2016-2 A1 3.00% 8/25/55	1,198,141	1,186,219
Series 2016-3 A1 2.25% 4/25/56	1,487,932	1,472,051
Series 2017-1 A1 2.75% 10/25/56	1,430,782	1,431,357
Series 2017-2 A1 2.75% 4/25/57	726,617	711,794
Series 2018-1 A1 3.00% 1/25/58	1,268,264	1,273,998
Toyota Auto Receivables Owner Trust
Series 2018-D A2 2.98% 8/15/21	5,210,127	5,214,826
Series 2019-B A2A 2.59% 2/15/22	8,960,300	8,976,998
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture 34 CLO Series 2018-34A A 3.06% (LIBOR03M + 1.23%) 10/15/31	7,500,000	$ 7,006,222
Verizon Owner Trust
Series 2017-3A A1A 2.06% 4/20/22	2,548,866	2,548,851
•Series 2017-3A A1B 1.04% (LIBOR01M + 0.27%) 4/20/22	2,161,948	2,153,409
•Series 2019-B A1B 1.22% (LIBOR01M + 0.45%) 12/20/23	6,250,000	6,142,438
•Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 0.95% (LIBOR01M + 0.18%) 7/20/21	802,845	801,050
•Volvo Financial Equipment Master Owner Trust Series 2017-A A 1.20% (LIBOR01M + 0.50%) 11/15/22	4,500,000	4,348,450
Wendy's Funding Series 2018-1A A2I 3.57% 3/15/48	2,927,612	2,671,856
Total Non-Agency Asset-Backed Securities (Cost $340,027,780)		332,032,665
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.02%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.80% 1/25/45	2,915,857	2,793,118
Series 2015-1 B2 3.80% 1/25/45	1,647,641	1,563,748
BANK 2.85% 10/17/52	12,550,000	12,847,448
Cantor Commercial Real Estate 2.87% 11/15/52	5,950,000	6,167,740
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	13,170,000	14,608,678
•Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 3.50% 7/25/49	2,404,137	2,435,499
•Connecticut Avenue Securities Trust
Series 2019-R01 2M2 3.40% (LIBOR01M + 2.45%) 7/25/31	3,143,528	2,424,446
Series 2019-R02 1M2 3.25% (LIBOR01M + 2.30%) 8/25/31	4,357,034	3,452,950
•Flagstar Mortgage Trust
Series 2017-2 A5 3.50% 10/25/47	1,549,710	1,534,025
Series 2018-5 A7 4.00% 9/25/48	992,670	1,010,383

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	1,307,205	$ 1,316,279
•GS Mortage-Backed Securities Trust Series 2020-PJ1 A1 3.50% 5/25/50	3,432,715	3,538,487
•Holmes Master Issuer Series 2018-2A A2 2.25% (LIBOR03M + 0.42%) 10/15/54	3,061,954	2,999,105
•JP Morgan Mortgage Trust
Series 2017-1 B3 3.53% 1/25/47	4,670,475	4,279,729
Series 2019-LTV3 A3 3.50% 3/25/50	5,199,260	5,341,428
Series 2020-1 A4 3.50% 6/25/50	4,851,016	4,929,239
Series 2020-2 A3 3.50% 7/25/50	3,379,721	3,266,899
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.40% 6/25/29	1,439,412	1,359,430
Series 2014-2 B2 3.40% 6/25/29	536,282	505,226
Series 2014-IVR6 2A4 2.50% 7/25/44	2,896,000	2,797,486
Series 2015-1 B2 2.97% 12/25/44	3,616,447	2,904,750
Series 2015-4 B1 3.62% 6/25/45	2,783,591	2,599,186
Series 2015-4 B2 3.62% 6/25/45	1,993,473	1,854,573
Series 2015-5 B2 3.05% 5/25/45	3,172,658	3,008,111
Series 2015-6 B1 3.60% 10/25/45	2,266,129	2,155,699
Series 2015-6 B2 3.60% 10/25/45	1,920,048	1,816,193
Series 2015-6 B3 3.60% 10/25/45	3,441,580	3,196,714
Series 2016-4 B1 4.05% 10/25/46	1,475,386	1,430,633
Series 2016-4 B2 4.05% 10/25/46	2,517,086	2,368,894
Series 2017-2 A3 3.50% 5/25/47	1,646,010	1,674,538
Series 2018-1 A3 3.50% 6/25/48	2,261,118	2,298,746
Series 2018-4 A15 3.50% 10/25/48	2,608,570	2,634,121
•Sequoia Mortgage Trust
Series 2013-4 B2 3.49% 4/25/43	1,681,775	1,591,933
Series 2014-2 A4 3.50% 7/25/44	1,175,764	1,187,901
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust (continued)
Series 2015-1 B2 3.87% 1/25/45	2,081,516	$ 1,976,064
Series 2017-4 A1 3.50% 7/25/47	1,673,009	1,698,647
Series 2018-5 A4 3.50% 5/25/48	2,139,908	2,127,211
Series 2019-CH1 A1 4.50% 3/25/49	2,537,948	2,558,013
Series 2020-3 A1 3.00% 4/25/50	4,640,000	4,816,900
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 3.70% 9/25/37	818,492	721,419
•Wells Fargo Commercial Mortgage Trust Series 2020-1 A1 3.00% 12/25/49	3,538,153	3,626,717
Total Non-Agency Collateralized Mortgage Obligations (Cost $130,081,748)		127,418,306
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–7.49%
Bank Series 2020-BN25 A5 2.65% 1/15/63	35,000,000	35,520,240
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,729,340
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,834,975
Series 2017-BNK7 A5 3.44% 9/15/60	6,805,000	7,232,817
Series 2019-BN20 A3 3.01% 9/15/62	6,270,000	6,528,249
Benchmark Mortgage Trust
Series 2018-B3 A5 4.03% 4/10/51	8,480,000	9,374,982
Series 2019-B9 A5 4.02% 3/15/52	18,880,000	20,962,294
•BENCHMARK Mortgage Trust Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,326,413
Cantor Commercial Real Estate Series 2019-CF3 A4 3.01% 1/15/53	4,700,000	4,892,855
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	10,693,173
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	1,958,336
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	16,604,430
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.74% 12/15/47	4,875,000	4,716,776

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust (continued)
Series 2016-C7 A3 3.84% 12/10/54	6,870,000	$ 7,504,747
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,941,000	5,240,869
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,414,576
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,094,074
Series 2017-C4 A4 3.47% 10/12/50	3,940,000	4,249,475
Series 2019-C7 A4 3.10% 12/15/72	3,000,000	3,116,640
Series 2020-555 A 2.65% 12/10/41	5,300,000	4,566,136
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	6,803,899
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,230,789
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,108,203
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	11,315,569
Series 2015-3BP A 3.18% 2/10/35	22,346,000	22,905,343
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,524,966
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,775,828
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,826,370
Series 2016-C3 A5 2.89% 8/10/49	6,360,000	6,523,090
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.69% 11/10/46	3,252,000	3,191,155
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	7,654,000	7,692,851
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	2,023,000	1,978,772
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,302,289
Series 2017-GS6 A3 3.43% 5/10/50	4,900,000	4,982,905
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	3,852,485
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,756,949
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,299,567
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2019-GC42 A4 3.00% 9/1/52	10,000,000	$ 10,390,390
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	13,100,000	13,983,819
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	19,287,985
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	12,311,356
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	7,433,483
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,473,234
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,272,270
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,290,606
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,871,320
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	3,875,626
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	3,712,899
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	2,609,608	1,372,236
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,760,865
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	19,216,407
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	6,162,119
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	5,031,640
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	1,628,902	1,605,967
Series 2011-C3 A4 4.12% 7/15/49	3,871,478	3,925,771
Series 2019-L3 A4 3.13% 11/15/52	6,400,000	6,661,357
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	4,677,804	4,720,004
•Series 2018-C9 A4 4.12% 3/15/51	6,050,000	6,730,710
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,221,508

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	$ 6,006,688
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,307,915
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,639,952
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	6,050,141
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,496,091
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $474,481,560)		473,444,786
ΔSOVEREIGN BOND–1.00%
Canada—1.00%
Province of Alberta Canada 1.88% 11/13/24	61,220,000	62,871,408
		62,871,408
Total Sovereign Bond (Cost $61,074,818)		62,871,408
SUPRANATIONAL BANKS–0.15%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	6,429,477
5.00% 7/27/27	2,903,000	2,720,459
Total Supranational Banks (Cost $9,930,235)		9,149,936
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–17.40%
U.S. Treasury Bonds
2.00% 2/15/50	34,385,000	$ 39,936,297
4.50% 2/15/36	82,050,000	126,103,799
U.S. Treasury Inflation Index 0.13% 1/15/30	263,389,936	271,695,727
U.S. Treasury Note 0.50% 3/31/25	166,455,000	167,508,347
U.S. Treasury Notes
1.13% 2/28/25	113,010,000	117,208,145
1.38% 1/31/25	126,660,000	132,706,037
1.63% 12/31/21	44,460,000	45,545,449
1.63% 9/30/26	89,265,000	95,548,419
1.75% 12/31/24	28,445,000	30,290,591
≠United States Treasury Principal Strip 2.99% 5/15/44	101,900,000	72,885,155
Total U.S. Treasury Obligations (Cost $1,049,024,468)		1,099,427,966

SHORT-TERM INVESTMENTS—0.37%
≠Discounted Commercial Paper–0.37%
University Of Chicago
1.65% 4/2/20	8,500,000	8,499,617
1.66% 4/27/20	15,000,000	14,982,342
Total Short-Term Investments (Cost $23,481,959)		23,481,959

TOTAL INVESTMENTS–96.13% (Cost $6,046,216,802)	6,072,213,422

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.87%	244,733,591
NET ASSETS APPLICABLE TO 456,695,586 SHARES OUTSTANDING–100.00%	$6,316,947,013

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2020.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(2,382)	U.S. Treasury 10 yr Notes	$(330,353,625)	$(321,387,460)	6/19/20	$—	$(8,966,165)
3,361	U.S. Treasury 5 yr Notes	421,332,859	412,326,666	6/30/20	9,006,193	—
620	U.S. Treasury Long Bonds	111,018,750	101,675,919	6/19/20	9,342,831	—
Total Futures Contracts					$18,349,024	$(8,966,165)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
 Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$61,360,346	$—	$61,360,346
Agency Commercial Mortgage-Backed Securities	—	54,490,988	—	54,490,988
Agency Mortgage-Backed Securities	—	1,686,190,794	—	1,686,190,794
Corporate Bonds	—	2,028,726,663	—	2,028,726,663
Municipal Bonds	—	113,617,605	—	113,617,605
Non-Agency Asset-Backed Securities	—	332,032,665	—	332,032,665
Non-Agency Collateralized Mortgage Obligations	—	127,418,306	—	127,418,306
Non-Agency Commercial Mortgage-Backed Securities	—	473,444,786	—	473,444,786
Sovereign Bond	—	62,871,408	—	62,871,408
Supranational Banks	—	9,149,936	—	9,149,936
U.S. Treasury Obligations	—	1,099,427,966	—	1,099,427,966
Short-Term Investment	—	23,481,959	—	23,481,959
Total Investments	$—	$6,072,213,422	$—	$6,072,213,422
Derivatives:

Assets:
Futures Contracts	$18,349,024	$—	$—	$18,349,024
Liabilities:
Futures Contract	$(8,966,165)	$—	$—	$(8,966,165)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Bond Fund–15